Restatement of comparative information (Tables)	12 Months Ended
Dec. 31, 2025
Restatement Of Comparative Information
Schedule of impact on consolidated statement of profit or loss

Impact on consolidated statement of profit or loss for the year ended 31 December 2024

€’000	As previously reported	Adjustment	Restated
Revenue	1,605	-	1,605
Cost of sales	(1,168)	-	(1,168)
Gross profit	437	-	437
Other income / (expenses)	881	-	881
Administration expenses	(15,873)	(587)	(16,460)
Share-based payments expense	(2,189)	-	(2,189)
Operating expenses	(17,181)	(586)	(17,767)
Operating loss before interest	(16,744)	(586)	(17,331)
Finance income / (costs)	223	70	293
Interest payable and similar expense	(531)	6	(525)
Derivative financial instruments movements	627	(165)	462
Net finance income / (costs)	319	(89)	230
Profit / (loss) on deconsolidation due to insolvency	2,719	(873)	1,846
Loss before tax	(13,706)	(1,548)	(15,254)
Income tax expense	(25)	-	(25)
Net loss for the year	(13,731)	(1,548)	(15,280)

Schedule of impact on consolidated statement of financial position

Impact on consolidated statement of financial position as at 31 December 2024

€’000	As previously reported	Adjustment	Restated
Property, plant and equipment	307	-	307
Goodwill	18,990	(12,388)	6,602
Customer relationships	-	19,429	19,429
Trade names	-	4,529	4,529
Related party receivables	1,827	(1,827)	-
Total non-current assets	21,124	9,743	30,867
Inventory	1,130	61	1,191
Other current assets	1,846	(1,846)	-
Total current assets	7,002	(1,791)	5,211
Total assets	28,126	7,952	36,078
Other payables – long-term	4,260	2,198	6,458
Total non-current liabilities	4,415	2,198	6,614
Trade and other payables	9,133	1,047	10,180
Total current liabilities	13,011	1,217	14,228
Total liabilities	17,426	3,415	20,841
Net assets	10,699	4,537	15,236

Schedule of detailed information about impact on equity

Impact on equity as at 31 December 2024

€’000	As previously reported	Adjustment	Restated
Convertible note reserve	29	(5)	24
Retained earnings and profit and loss	(236,436)	(1,549)	(237,985)
Non-controlling interests	(2,091)	6,090	3,999
Total equity	10,699	4,537	15,236